UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Absolute Return Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Absolute Return Fund

Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 49.4%
Basic Industry 0.6%
1,691	Quanta Services *	$45,674

Capital Goods: 4.2%
765	Applied Biosystems, Inc. *	26,201
195	AVX Corp.	1,987
818	Boeing Co.	46,912
655	Cummins, Inc.	28,637
1,179	Fairchild Semicon International, Inc. *	10,481
12,032	Ford Motor Co. *	62,566
285	Harman International Industries, Inc.	9,710
1,209	Jabil Circuit, Inc.	11,534
268	Kennametal Inc.	7,268
1,076	Molex, Inc.	24,156
5,287	Motorola, Inc.	37,749
213	Spirit Aerosystems Holdings, Inc. *	3,423
319	Timken Co.	9,044
1,759	TRW Automotive Holdings Corp. *	27,986
		307,654

Chemicals: 2.2%
4,505	Nalco Holding Co.	83,523
1,263	Sepracor, Inc. *	23,126
1,730	Terra Industries Inc.	50,862
		157,511

Consumer Durables: 0.8%
167	Hill-Rom Holdings, Inc.	5,062
1,876	Tech Data Group *	55,999
		61,061

Consumer Goods: 2.5%
528	BE Aerospace, Inc. *	8,358
2,344	Big Lots, Inc. *	65,233
497	Steelcase, Inc.	5,343
9,016	Tyson Foods, Inc.	107,651
		186,585

Energy: 4.7%
692	Cabot Corp.	21,992
4,364	Calpine Corp. *	56,732
1,125	Halliburton Co.	36,439
2,014	Key Energy Services Inc. *	23,362
1,967	Pioneer Natural Resources Co.	102,835
7,307	Reliant Energy, Inc. *	53,706
228	W&T Offshore Inc.	6,222
578	Whiting Petroleum *	41,188
		342,476

Finance: 10.4%
5,562	Charles Schwab Co.	144,612
4,876	DWS Global Commodities Stock Fund, Inc.	62,023
8,100	Eaton Vance Limited Duration Income Fund	89,262
6	First Citizens Bancorporation, Inc.	1,074
4,401	Janus Capital Group, Inc.	106,856
17,925	MFS Intermediate Income Trust	105,937
20,050	MFS Multimarket Income Trust	100,250
1,909	Nasdaq OMX Group, Inc. *	58,358
211	Northern Trust Corp.	15,234
2,014	NYSE Euronext	78,908
120	TFS Financial Corp.	1,502
		764,016

Healthcare: 3.4%
3,581	AmerisourceBergen Corp.	134,825
319	Bare Escentuals, Inc. *	3,468
989	Cardinal Health, Inc.	48,738
1,135	McKesson Corp.	61,074
		248,105

Industrial Metals: 2.7%
1,713	AK Steel Holding Corp.	44,401
9,223	Corning, Inc.	144,248
159	Schnitzer Steel Industries, Inc.	6,239
		194,888

Paper and Forest: 0.9%
1,164	Rayonier, Inc.	55,115
932	Temple-Inland, Inc.	14,222
		69,337

Real Estate: 3.1%
1,751	Boston Properties, Inc.	163,999
56	Federal Realty Inc.	4,794
142	Jones Lang LaSalle, Inc.	6,174
3,325	Wyndham Worldwide Corp.	52,236
		227,203

Services: 10.3%
405	AECOM Technology Corp. *	9,898
142	Amdocs, Ltd. *	3,888
7	Avis Budget Group *	40
297	Career Education Corp. *	4,856
153	Cerner Corp. *	6,830
1,479	Convergys Corp. *	21,860
1,321	Fluor Corp.	73,580
2,955	H&R Block, Inc	67,226
6,567	Health Management Associates, Inc.	27,319
1,259	HLTH Corp. *	14,390
11,275	Interpublic Group of Cos. *	87,381
1,602	Jacobs Engineering Group *	87,005
4,634	KBR, Inc.	70,761
843	Lender Processing Services, Inc.	25,728
970	Manpower, Inc.	41,865
21	Mastercard, Inc.	3,724
1,842	News Corporation	22,086
639	Service Corp. International	5,342
453	Sohu.com, Inc. *	25,255
2,667	Sun Microsystems, Inc. *	20,269
10,962	Tenet Healthcare Corp. *	60,839
411	The McGraw-Hill Companies, Inc.	12,992
13,421	Unisys Corp. *	36,908
320	URS Corp. *	11,734
1,231	Warner Music Group Corp.	9,356
		751,132

Technology: 1.3%
575	NII Holdings, Inc. *	21,804
1,511	US Cellular Corp. *	70,896
237	Virgin Media, Inc.	1,872
		94,572

Transportation: 2.3%
619	C.H. Robinson Worldwide, Inc.	31,544
203	Federal-Mogul Corp. *	2,548
7,998	Southwest Airlines Co.	116,051
1,041	UTI Worldwide, Inc.	17,718
		167,861

Total Common Stocks
(Cost: $4,248,986)(a)		3,618,075

EXCHANGE TRADED FUNDS: 18.7%
1,000	Claymore/MAC Global Solar Energy ETF *	17,940
850	First Trust Global Wind Energy Fund *	16,388
2,750	First Trust ISE-Revere Natural Gas Index Fund	54,917
910	iShares iBoxx High Yield Corporate Bond Fund	74,620
1,100	iShares Lehman MBS Fixed-Rate Bond Fund	112,321
915	iShares MSCI Brazil Index Fund	51,762
925	iShares S&P Global Consumer Staple Index	51,304
845	iShares S&P Global Healthcare Sector ETF	42,629
1,215	iShares S&P Global Materials Index Fund	65,245
1,125	iShares S&P National Muni Bond Fund	55,753
1,550	iShares S&P North America Natural Resources Sector Index Fund	109,474
1,740	KBW Regional Banking ETF	61,770
815	Market Vectors Agribusiness ETF * (b)	29,992
1,875	Market Vectors Global Alternative Energy ETF * (b)	71,737
3,000	PowerShares Dynamic Oil & Gas Services Portfolio	65,520
3,800	PowerShares Dynamic Technology Sector Portfolio *	81,320
2,950	PowerShares Global Nuclear Energy Portfolio	55,431
925	PowerShares MENA Frontier Countries ETF *	17,797
4,700	PowerShares Water Resources Portfolio	86,480
925	SPDR DB International Government Inflation-Protected Bond ETF	47,730
2,255	SPDR Financial Select Sector Fund	44,852
1,950	SPDR Russell/Nomura PRIME Japan ETF	78,761
1,500	Vanguard Pacific ETF	77,595
Total Exchange Traded Funds		1,371,338
(Cost: $1,612,462)(a)

MONEY MARKET FUND: 30.6%
(Cost: $2,235,731)
2,235,731	AIM Treasury Portfolio - Institutional Class	2,235,731

Total Investments: 98.7%
(Cost $8,582,666)		7,225,144
Other assets less liabilities: 1.3%		92,786
NET ASSETS: 100.0%		$7,317,930

SECURITIES SOLD SHORT: (48.0)%
COMMON STOCKS: (44.2)%
Basic Industry (0.3)%
(734)	Liz Claiborne, Inc.	(12,060)
(513)	McDermott International, Inc. *	(13,107)
		(25,167)

Capital Goods (9.7)%
(1,002)	Apple Computers, Inc. *	(113,887)
(1,089)	Ciena Corp. *	(10,977)
(903)	Energizer Holdings, Inc. *	(72,737)
(3,425)	General Electric Co.	(87,338)
(2,054)	Hologic, Inc. *	(39,704)
(42)	Intuitive Surgical, Inc. *	(10,121)
(289)	Jarden Corp. *	(6,777)
(268)	Lam Research Corp. *	(8,439)
(4,829)	Linear Technology Corp.	(148,057)
(428)	Oshkosh Corp.	(5,632)
(4,941)	Pitney Bowes, Inc.	(164,338)
(1,120)	SanDisk Corp. *	(21,896)
(347)	Waters Corp. *	(20,188)
		(710,091)

Chemicals (3.0)%
(2,500)	BioMarin Pharmaceutical Inc. *	(66,225)
(10,203)	Mylan, Inc. *	(116,518)
(961)	Perrigo Co.	(36,960)
		(219,703)

Consumer Goods (3.6)%
(183)	Abercrombie & Fitch Co.	(7,219)
(705)	AutoZone, Inc. *	(86,955)
(2,219)	Clorox Co.	(139,109)
(861)	Hansen Natural Corp. *	(26,045)
(146)	Hershey Co.	(5,773)
		(265,101)

Energy (3.4)%
(2,803)	Chesapeake Energy Corp.	(100,516)
(209)	Constellation Energy Group, Inc.	(5,079)
(648)	Covanta Holding Corp. *	(15,513)
(2,267)	Mirant Corp. *	(41,463)
(1,059)	PPL Corp.	(39,204)
(413)	Transocean, Inc. *	(45,364)
		(247,139)

Finance (8.3)%
(3,900)	CapitalSource, Inc.	(47,970)
(3,233)	Citigroup, Inc.	(66,309)
(106)	Conseco, Inc. *	(373)
(4,397)	First Horizon National Corp. *	(41,156)
(76)	Goldman Sachs Group, Inc.	(9,728)
(929)	Jefferies Group, Inc.	(20,810)
(21)	Lazard Ltd.	(898)
(1,910)	Leucadia National Corp.	(86,790)
(2,673)	Marshall & Ilsley	(53,861)
(1,367)	MBIA, Inc. *	(16,267)
(1,211)	MGIC Investment Corp.	(8,513)
(986)	Morgan Stanley	(22,678)
(916)	Prudential Financial	(65,952)
(2,749)	SLM Corp. *	(33,923)
(5,012)	Sovereign Bancorp, Inc. *	(19,797)
(575)	State Street Corp.	(32,706)
(275)	UnionBanCal Corp.	(20,155)
(2,240)	Wachovia Corp.	(7,840)
(2,901)	XL Capital Ltd. (Class A)	(52,044)
		(607,770)

Industrial Metals (0.8)%
(2,110)	Century Aluminum Co. *	(58,426)

Materials (1.9)%
(670)	Eagle Materials Inc.	(14,988)
(3,567)	Gentex Corp.	(51,008)
(2,804)	The Home Depot, Inc.	(72,596)
		(138,592)

Paper and Forest (1.9)%
(2,298)	Weyerhaeuser Co.	(139,213)

Real Estate (1.4)%
(1,983)	D.R.Horton, Inc.	(25,819)
(2,968)	KB Home	(58,410)
(339)	Walter Industries, Inc.	(16,086)
		(100,315)

Services (6.5)%
(287)	Alliance Data Systems Corp. *	(18,190)
(1,897)	Apollo Group, Inc. *	(112,492)
(1,204)	Corporate Executive Board Co.	(37,625)
(81)	DreamWorks Animation SKG, Inc. *	(2,547)
(780)	E.W. Scripps Co.	(5,515)
(756)	Fiserv, Inc. *	(35,774)
(1,716)	FTI Consulting, Inc. *	(123,964)
(3,338)	Gannet Co., Inc.	(56,446)
(304)	Lamar Advertising Co. *	(9,391)
(124)	LifePoint Hospitals, Inc. *	(3,985)
(1,455)	Nuance Communications, Inc. *	(17,736)
(1,465)	Weight Watchers International, Inc.	(53,619)
		(477,284)

Technology (2.4)%
(1,765)	Central European Media Enterprises Ltd. *	(115,431)
(970)	Embarq Corp.	(39,334)
(310)	Liberty Media Corp. *	(7,741)
(2,124)	Sprint Nextel Corp.	(12,956)
		(175,462)

Transportation (0.8)%
(3,747)	AMR Corp. *	(36,795)
(605)	Copa Holdings S.A.	(19,663)
		(56,458)

Utilities (0.2)%
(500)	American Water Works Co.	(10,750)
(100)	Stericycle, Inc. *	(5,891)
		(16,641)
Total Common Stocks Sold Short
(Proceeds: $3,739,623)		(3,237,362)

EXCHANGE TRADED FUNDS: (3.8)%
(2,350)	iShares MSCI EAFE Index Fund	(132,305)
(1,240)	SPDR Trust, Series 1	(143,827)
Total Exchange Traded Funds Sold Short		(276,132)
(Proceeds: $351,409)

Total Securities Sold Short
(Proceeds: $4,091,032)		$(3,513,494)

*	Non-income producing
(a)	Securities segregated for securities sold short with a market value of $4,989,413.
(b)	Affiliated issuer - as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the distributor and investment manager of the Market Vectors ETF Trust).

See Note to Schedule of Investments

Worldwide Absolute Return Fund
Note to Schedule of Investments
September 30, 2008 (unaudited)

Security Valuation—Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of quarter end were as follows:

 Level 1 -
Quoted Prices

 Level 2 - Significant
Observable Inputs

 Level 3 - Significant
Unobservable Inputs

  Market Value
of Investments

$7,225,144

None

None

$7,225,144

ITEM 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective,
as of a date within 90 days   of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under   the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Absolute Return Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Absolute Return Fund

Date: November 28, 2008

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

Date: November 28, 2008